Organization and Nature of Operations	12 Months Ended
Dec. 31, 2010
Organization and Nature of Operations
Organization and Nature of Operations

1.                       Organization and Nature of Operations

(a)                  The Group

NetEase.com, Inc. (the “Company”) was incorporated in the Cayman Islands on July 6, 1999. The Company has been listed on the Nasdaq National Market (now the Nasdaq Global Select Market) in the United States of America since July 2000. As of December 31, 2010, the Company had eleven subsidiaries and eight variable interest entities (“VIEs”) for which the Company is the primary beneficiary. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group” or the “Company”.

Details of the controlled entities and consolidated VIEs are described below:

Name	Place and date of incorporation
Controlled entities:

NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China August 30, 1999

NetEase Interactive Entertainment Ltd. (“NetEase Interactive”)	British Virgin Islands April 12, 2002

Guangzhou NetEase Interactive Entertainment Ltd. (“Guangzhou Interactive”)	Guangzhou, China October 15, 2002

Guangzhou Boguan Telecommunication Technology Ltd. (“Boguan”)	Guangzhou, China December 8, 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China March 21, 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China June 2, 2006

Hong Kong NetEase Interactive Entertainment Limited (“Hong Kong NetEase Interactive”)	Hong Kong, China November 26, 2007

NetEase (Hong Kong) Limited (“NetEase Hong Kong”)	Hong Kong, China November 26, 2007

Guangzhou NetEase Information Technology Limited (“Guangzhou Information”)	Guangzhou, China June 24, 2008

Hangzhou Langhe Technology Company Limited (“Hangzhou Langhe”)	Hangzhou, China July 2009

Zhejiang Weiyang Technology Company Limited (“Weiyang”)	Hangzhou, China March 2010

Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China June 24, 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China November 8, 1999

Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China September 4, 2007

Shanghai EaseNet Network Technology Limited (“SH EaseNet”)	Shanghai, China January 3, 2008

StormNet Information Technology (Hong Kong) Limited (Formerly known as “Hong Kong NetEase Computer Technology Limited”) (“StormNet IT HK”)	Hong Kong, China April 18, 2008

StormNet Information Technology (Shanghai) Limited (“StormNet IT SH”)	Shanghai, China December 9, 2008

Hangzhou Leihuo Network Company Limited (“HZ Leihuo”)	Hangzhou, China April 2009

Wangyibao Company Limited (“Wangyibao Company”)	Hangzhou, China July 2010

As of December 31, 2010, the total assets of all the consolidated VIEs and their subsidiaries of the Company totaled RMB1.7 billion, mainly comprising cash and cash equivalents, accounts receivable, prepayments and other current assets and fixed assets. As of December 31, 2010, the total liabilities of the consolidated VIEs and their subsidiaries were RMB1.1 billion, mainly comprising accounts payable, deferred revenue, accrued liabilities and other payables.

In accordance with the VIE agreements, the Company has power to direct the activities of the VIEs and can have assets transferred out of the VIEs and their subsidiaries. Therefore, the Company considers that there are no assets in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs, except for the registered capital of the VIEs and their subsidiaries and certain non-distributable statutory reserves amounting to approximately RMB112.1 million and RMB5.0 million, respectively as of December 31, 2010.  As the consolidated VIEs and their subsidiaries are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the consolidated VIEs.

Currently, there are certain contractual arrangements between the Company and several of its VIEs which require the Company to provide additional financial support or guarantees to its VIEs, where necessary.

There is no entity in the Company’s group for which the Company has a variable interest but is not the primary beneficiary as of December 31, 2010.

In August 2008 and April 2009, Blizzard Entertainment, Inc. (“Blizzard”) agreed to license certain online games to SH EaseNet for operation in China. SH EaseNet is a PRC company owned by William Lei Ding, the Company’s Chief Executive Officer, director and major shareholder, and has contractual arrangements with the joint venture established between, and owned equally by, Blizzard and the Company, and with the Company. The joint venture was established concurrently with the licensing of the games in August 2008 and will provide technical services to SH EaseNet. The joint venture currently consists of two companies, StormNet IT HK and StormNet IT SH. SH EaseNet, StormNet IT HK and StormNet IT SH did not have significant operations in 2008 and became fully operational starting in 2009.

Guangzhou Information was incorporated in China in June 2008 to operate along with the Group’s other PRC subsidiaries in providing technical consulting and related services to the VIEs.

In April 2009, two Chinese employees of the Company incorporated a domestic enterprise, HZ Leihuo, for the purpose of applying for an internet content provider license under the applicable Chinese telecommunication laws to operate the Group’s own proprietary games in Hangzhou. In 2009, Leihuo was not fully operational and due to a change in business plan in 2010, Leihuo was not fully operational in 2010.

Hangzhou Langhe was incorporated in China in July 2009 to provide customer support service and other technical and consulting services in connection with the Company’s operation of Blizzard Entertainment’s World of Warcraft.

Weiyang was incorporated in China in March 2010 to operate a swine raising business in Zhejiang Province, China.  In 2010, Weiyang started to work on this new business venture and as of December 31, 2010, it was still in the process of negotiating with the relevant government authorities over the selection of an appropriate site for the swine raising business.

Wangyibao Company was incorporated in China in July 2010 for the purpose of operating the Wangyibao online payment platform of the Company which was initially launched in February 2009 to facilitate e-payment by online-game customers to the Company.  In 2010, management determined to set up a separate VIE, Wangyibao Company, to operate the online payment platform.

The Group is principally engaged in developing and providing a range of Internet-related services including online games, advertising and wireless value-added services and others in China. Details of the Group’s business are described in Note 1(b).

(b)                  Nature of operations

The Group generates revenues from providing online game services and advertising services on the NetEase websites, and to a much lesser extent, from wireless value-added and other fee-based premium services.

The industry in which the Group operates is subject to a number of industry-specific risk factors, including, but not limited to, rapidly changing technologies; government regulations of the Internet and online game industry in China; significant numbers of new entrants; dependence on key individuals; competition of similar services from larger companies; customer preferences; and the need for the continued successful development, marketing and selling of its services.

The Group is currently targeting the Chinese market. The Chinese government regulates Internet access, telecommunications services, the distribution of news and other information and the provision of commerce through strict business licensing requirements and other governmental regulations, which include, among others, those restricting foreign ownership in Chinese companies providing Internet advertising and other Internet or telecommunications value-added services. To comply with the existing Chinese laws and regulations, the Company and certain of its subsidiaries have entered into a series of contractual arrangements with certain VIEs (see Note 1(a)) with respect to the operation of the NetEase websites in connection with the provision of online games, Internet content and wireless value-added services, as well as the provision of advertising services. The revenue earned by the VIEs largely flows through pursuant to the Company and its subsidiaries to a series of contractual arrangements.  Based on these agreements, NetEase Beijing, Guangzhou Interactive, Boguan, Guangzhou Information and NetEase Hangzhou provide technical consulting and related services to the VIEs. Guangzhou NetEase and Guangyitong Advertising are legally owned by two citizens of China, one of whom is the principal shareholder of the Company and the other is his brother.

Management believes that the Group’s present operations are structured to comply with the Chinese law. However, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are substantial uncertainties regarding the interpretation and application of current and future Chinese laws and regulations.  Accordingly, the Company cannot be assured that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities.  If the current structure of the Group and such contractual arrangements were found to be in violation of any existing or future Chinese laws and regulations, the Group may be required to restructure its structure and operations in China to comply with the changing and new Chinese laws and regulations.  In such case, the Group may not be able to operate or control business in the same manner as it currently does, and therefore, may not be able to consolidate the VIEs. In addition, the relevant regulatory authorities would have broad discretion in dealing with such violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). It is unclear, however, how such restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. Also, future changes in Chinese government policies affecting the provision of information services, including the provision of online services, Internet access, e-commerce services and online advertising, may impose additional regulatory requirements on the Group or its service providers or otherwise harm its business. (See Note 3(e)).

If the VIEs fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. The Chinese laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and materially and adversely affect the results of operations and the financial position of the Company.

As mentioned under Note 1(a), SH EaseNet has contractual arrangements with the joint venture established between, and owned equally by, Blizzard and the Company, and with the Company.  In addition, Hangzhou Langhe, incorporated in China in July 2009, started to provide to SH EaseNet certain technical and consulting services in connection with the operations of World of Warcraft.  These various subsidiaries and VIE became fully operational in operating the Company’s Blizzard licensed game business in China during 2009.